Share-Based Compensation, Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Selling, General and Administrative Expense [Member]
Share-Based Compensation [Abstract]
Share-based compensation expense	$ 4.3	$ 2.2